ACCOUNTING PRINCIPLES (Details) - USD ($)	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 14, 2017	Nov. 20, 2015	Sep. 27, 2011	Dec. 28, 2009
Disclosure of detailed information about financial instruments [line items]
Non-cancellable operating lease commitments		$ 1,869,000,000	$ 1,311,000,000
Non-cancellable operating leases expected to be recognzied in the next 12 months		1,791,000,000
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,000,000,000		$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000
Forecast | Subsequent Event
Disclosure of detailed information about financial instruments [line items]
Right-of-use assets	$ 1,100,000,000
Short-term leases
Disclosure of detailed information about financial instruments [line items]
Non-cancellable operating lease commitments		20,000,000
Low-value asset leases
Disclosure of detailed information about financial instruments [line items]
Non-cancellable operating lease commitments		58,000,000
Operating leases held for sale
Disclosure of detailed information about financial instruments [line items]
Non-cancellable operating lease commitments		$ 29,000,000